VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.6%
Communication Services—8.6%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 132
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	263
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	1,105	957
CMG Media Corp. 144A 8.875%, 12/15/27(1)	630	359
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	329
144A 11.750%, 1/31/29(1)	400	341
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	40	39
DISH DBS Corp.
5.875%, 11/15/24	380	361
7.750%, 7/1/26	335	208
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	600	553
Hughes Satellite Systems Corp. 6.625%, 8/1/26	130	61
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	140
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	245
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	100
Telesat Canada 144A 6.500%, 10/15/27(1)	175	54
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	415	397
		4,555

Consumer Discretionary—9.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	35	35
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	304
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	179
Carnival Corp. 144A 7.625%, 3/1/26(1)	615	621
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	292
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	302
Ford Motor Co.
3.250%, 2/12/32	581	480
4.750%, 1/15/43	225	182
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	212
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	412
Newell Brands, Inc. 6.625%, 9/15/29(2)	485	475
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	313
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	165	161
	Par Value	Value

Consumer Discretionary—continued
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	$ 375	$ 369
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	305
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	16
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	15	15
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	449
		5,122

Consumer Staples—5.3%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	275
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	335
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	37	37
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	19
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	277
Kronos Acquisition Holdings, Inc.
144A 7.000%, 12/31/27(1)	400	414
144A 8.250%, 6/30/31(1)	335	335
144A 10.750%, 6/30/32(1)	400	384
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	200	200
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	212
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	299
		2,787

Energy—19.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	277
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	334
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	369
Blue Racer Midstream LLC 144A 7.250%, 7/15/32(1)	50	51
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	158
144A 5.875%, 2/1/29(1)	165	163
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	570	570
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	375	402
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	381
CrownRock LP
144A 5.625%, 10/15/25(1)	260	259
144A 5.000%, 5/1/29(1)	230	228
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	395	397
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	388
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Enbridge, Inc. 8.500%, 1/15/84	$ 545	$ 588
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)	40	42
Energy Transfer LP
Series G 7.125%(3)	160	158
Series H 6.500%(3)	495	488
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	110	111
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	266
Genesis Energy LP 8.875%, 4/15/30	390	410
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	325
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	271
144A 6.000%, 2/1/31(1)	245	234
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	489
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	332
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	5
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	450	457
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	335
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	372
Transocean, Inc.
144A 8.250%, 5/15/29(1)	70	70
144A 8.750%, 2/15/30(1)	221	232
144A 8.500%, 5/15/31(1)	110	110
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	27
144A 4.125%, 8/15/31(1)	500	449
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)	500	544
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	55	57
		10,349

Financials—18.6%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	166
144A 6.000%, 8/1/29(1)	450	415
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	529
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	280	281
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	409
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	255	264
Block, Inc. 144A 6.500%, 5/15/32(1)	205	208
Blue Owl Credit Income Corp. 6.650%, 3/15/31	536	524
	Par Value	Value

Financials—continued
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	$ 375	$ 350
F&G Annuities & Life, Inc. 6.500%, 6/4/29	185	184
FS KKR Capital Corp. 6.875%, 8/15/29	520	516
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	300	305
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	468	514
144A 6.750%, 3/15/54(1)	235	232
144A 7.950%, 10/15/54(1)	125	126
Grifols S.A. 144A 4.750%, 10/15/28(1)(2)	340	293
HUB International Ltd. 144A 7.375%, 1/31/32(1)	65	66
Huntington National Bank (The) 5.699%, 11/18/25	305	305
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	190	194
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	459
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	520
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	310	316
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	567
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	620
NatWest Group plc 6.475%, 6/1/34	555	564
Navient Corp. 5.875%, 10/25/24	185	185
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	100	100
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	40
UBS Group AG
144A 9.250%(1)(3)	395	442
144A 9.250%(1)(3)	80	86
		9,780

Health Care—5.6%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	510	488
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	385	356
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	285	235
144A 4.750%, 2/15/31(1)	160	126
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	50	51
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	35	36
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	285	272
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	277
144A 10.000%, 6/1/32(1)	155	159

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Medline Borrower LP
144A 6.250%, 4/1/29(1)	$ 100	$ 101
144A 5.250%, 10/1/29(1)	565	539
ModivCare, Inc. 144A 5.875%, 11/15/25(1)	95	96
Par Pharmaceutical, Inc. 7.500%, 4/1/27(5)	256	—
Teva Pharmaceutical Finance Netherlands III B.V. 5.125%, 5/9/29(2)	200	193
		2,929

Industrials—9.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	157	157
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	185	183
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	298
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	275	281
144A 7.000%, 6/15/32(1)	50	51
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	422
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)(2)	355	258
144A 5.000%, 12/1/29(1)(2)	360	221
Icahn Enterprises LP
6.250%, 5/15/26	90	89
5.250%, 5/15/27	280	263
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	393
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	45	46
Regal Rexnord Corp.
6.300%, 2/15/30	465	475
6.400%, 4/15/33	146	149
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	415
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	306
144A 6.625%, 3/1/32(1)	205	207
United Rentals North America, Inc. 3.750%, 1/15/32	404	352
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	435	381
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(1)	185	187
		5,134

Information Technology—4.1%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	352	367
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	470	383
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	127
144A 6.500%, 10/15/28(1)(2)	340	317
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	170	173
	Par Value	Value

Information Technology—continued
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	$ 35	$ 36
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	234
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	519
		2,156

Materials—8.2%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	311
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	591
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	620	586
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	240	242
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	377
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	458
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	245
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	125	125
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	345	353
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	392
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	244
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	418	385
		4,309

Real Estate—0.9%
VICI Properties LP
5.125%, 5/15/32	370	352
5.750%, 4/1/34	140	139
		491

Utilities—5.2%
AES Corp. (The) 7.600%, 1/15/55	250	253
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	302
American Electric Power Co., Inc. 6.950%, 12/15/54	530	527
Dominion Energy, Inc. Series B 7.000%, 6/1/54	95	99
Entergy Corp. 7.125%, 12/1/54	125	124
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	298
144A 5.875%, 4/1/29(1)	175	161
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	61
144A 8.375%, 2/15/32(1)	100	102

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	$ 235	$ 248
Vistra Corp. 144A 8.000% (1)(3)	278	280
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	279
		2,734

Total Corporate Bonds and Notes (Identified Cost $52,138)		50,346

Leveraged Loans—2.0%
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(6)	302	281
Health Care—0.0%
Lannett Co., Inc. First Lien (1 month Term SOFR + 2.000%) 2.000%, 6/16/30(5)(6)	18	4
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 12.591%, 3/2/29(6)	175	147
Manufacturing—0.5%
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.346%, 6/23/28(6)	146	146
Second Lien (3 month Term SOFR + 8.512%) 13.846%, 6/25/29(6)	97	97
		243

Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.568%, 7/31/26(6)	360	357
Total Leveraged Loans (Identified Cost $1,069)		1,032

	Shares
Preferred Stocks—1.0%
Financials—1.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(7)	241
Citigroup, Inc. Series T, 6.250%	315(7)	315
		556

Total Preferred Stocks (Identified Cost $564)		556

Common Stocks—0.2%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(5)(8)	33,144	1
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC(5)(8)	116	$ 12
		13

Energy—0.1%
Talos Energy, Inc.(5)(8)(9)	2,973	32
Health Care—0.1%
Endo DAC(5)(8)	50,000	—
Endo, Inc.(8)	2,541	69
Envision Healthcare Corp.(8)	720	8
Lannett Co., Inc.(5)(8)	2,911	—
		77

Total Common Stocks (Identified Cost $410)		122

Total Long-Term Investments—98.8% (Identified Cost $54,181)		52,056

Securities Lending Collateral—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(10)(11)	2,204,216	2,204
Total Securities Lending Collateral (Identified Cost $2,204)		2,204

TOTAL INVESTMENTS—103.0% (Identified Cost $56,385)		$54,260
Other assets and liabilities, net—(3.0)%		(1,603)
NET ASSETS—100.0%		$52,657

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $41,671 or 79.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
(6)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Value shown as par value.
(8)	Non-income producing.
(9)	All or a portion of the security is restricted.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	82%
Canada	5
Australia	2
United Kingdom	2
Luxembourg	2
Netherlands	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of June 30, 2024.

The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$50,346	$—	$50,346	$—(1)
Leveraged Loans	1,032	—	1,028	4
Equity Securities:
Preferred Stocks	556	—	556	—
Common Stocks	122	—	77	45(1)
Securities Lending Collateral	2,204	2,204	—	—
Total Investments	$54,260	$2,204	$52,007	$49

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $5 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.